GOLDMAN SACHS BLUE CHIP FUND

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Aerospace & Defense – 2.4%
490	Boeing Co. (The)	$ 71,467
472	Northrop Grumman Corp.	158,214

		229,681

Banks – 2.9%
447	First Republic Bank	48,352
1,491	JPMorgan Chase & Co.	145,089
3,220	Wells Fargo & Co.	85,234

		278,675

Beverages – 1.6%
3,282	Coca-Cola Co. (The)	153,204

Capital Markets – 1.4%
1,689	Northern Trust Corp.	133,448

Chemicals – 2.7%
465	Ecolab, Inc.	98,850
261	Sherwin-Williams Co. (The)	154,995

		253,845

Communications Equipment – 0.3%
577	Cisco Systems, Inc.	27,592

Consumer Finance – 2.5%
2,450	American Express Co.	232,922

Diversified Telecommunication Services – 2.8%
2,894	AT&T, Inc.	89,309
3,062	Verizon Communications, Inc.	175,697

		265,006

Entertainment – 1.7%
1,354	Walt Disney Co. (The)	158,824

Equity Real Estate Investment Trusts (REITs) – 2.4%
872	American Tower Corp. REIT	225,124

Food & Staples Retailing – 2.9%
2,186	Walmart, Inc.	271,195

Food Products – 1.0%
1,743	Mondelez International, Inc., Class A	90,845

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 6.3%
5,566	Boston Scientific Corp.*	$ 211,452
1,442	Danaher Corp.	240,252
1,489	Medtronic PLC	146,786

		598,490

Health Care Providers & Services – 5.9%
2,150	CVS Health Corp.	140,975
584	Humana, Inc.	239,820
574	UnitedHealth Group, Inc.	174,984

		555,779

Hotels, Restaurants & Leisure – 3.0%
1,506	McDonald’s Corp.	280,598

Household Products – 2.3%
736	Colgate-Palmolive Co.	53,235
1,427	Procter & Gamble Co. (The)	165,418

		218,653

Industrial Conglomerates – 2.8%
1,809	Honeywell International, Inc.	263,843

Interactive Media & Services – 9.8%
331	Alphabet, Inc., Class A*	474,495
125	Alphabet, Inc., Class C*	178,615
1,219	Facebook, Inc., Class A*	274,385

		927,495

Internet & Direct Marketing Retail – 3.4%
131	Amazon.com, Inc.*	319,950

IT Services – 4.7%
694	Mastercard, Inc., Class A	208,818
1,186	Visa, Inc., Class A	231,554

		440,372

Media – 0.7%
1,757	Comcast Corp., Class A	69,577

Oil, Gas & Consumable Fuels – 0.4%
496	Phillips 66	38,817

Personal Products – 1.6%
758	Estee Lauder Cos., Inc. (The), Class A	149,682

GOLDMAN SACHS BLUE CHIP FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 9.9%
5,278	AstraZeneca PLC ADR (United Kingdom)	$ 288,179
2,086	Eli Lilly and Co.	319,054
2,234	Johnson & Johnson	332,307

		939,540

Road & Rail – 3.2%
1,768	Union Pacific Corp.	300,312

Semiconductors & Semiconductor Equipment – 3.4%
2,751	Texas Instruments, Inc.	326,654

Software – 6.9%
3,584	Microsoft Corp.	656,768

Specialty Retail – 2.8%
2,779	Ross Stores, Inc.	269,452

Technology Hardware, Storage & Peripherals – 4.7%
1,411	Apple, Inc.	448,613

Textiles, Apparel & Luxury Goods – 2.9%
2,831	NIKE, Inc., Class B	279,080

TOTAL COMMON STOCKS (Cost $7,248,176)		$9,404,036

Shares	Dividend Rate	Value

Investment Company – 1.2%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
116,015	0.151%	$ 116,015
(Cost $116,015)

TOTAL INVESTMENTS – 100.5% (Cost $7,364,191)		$9,520,051

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(46,315)

NET ASSETS – 100.0%		$9,473,736

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.3%
Aerospace & Defense – 1.9%
30,381	Boeing Co. (The)	$ 4,431,069
20,132	L3Harris Technologies, Inc.	4,015,328
17,350	Northrop Grumman Corp.	5,815,720
28,766	Raytheon Technologies Corp.	1,855,982

		16,118,099

Auto Components – 0.2%
22,161	Aptiv PLC	1,669,831

Automobiles – 0.3%
2,757	Tesla, Inc.*	2,302,095

Banks – 3.2%
23,734	Citigroup, Inc.	1,137,096
56,477	First Republic Bank	6,109,117
122,051	JPMorgan Chase & Co.	11,876,783
26,937	M&T Bank Corp.	2,846,163
8,754	SVB Financial Group*	1,879,921
161,657	Wells Fargo & Co.	4,279,061

		28,128,141

Beverages – 1.5%
145,904	Coca-Cola Co. (The)	6,810,799
23,947	Constellation Brands, Inc., Class A	4,135,647
26,556	Monster Beverage Corp.*	1,909,642

		12,856,088

Biotechnology – 1.0%
4,149	Agios Pharmaceuticals, Inc.*	214,669
4,194	Alexion Pharmaceuticals, Inc.*	502,861
12,489	Amgen, Inc.	2,868,723
16,306	Exelixis, Inc.*	402,921
5,718	Neurocrine Biosciences, Inc.*	713,378
8,092	Sarepta Therapeutics, Inc.*	1,232,169
9,801	Vertex Pharmaceuticals, Inc.*	2,822,296

		8,757,017

Building Products – 0.3%
26,879	Trane Technologies PLC	2,424,755

Capital Markets – 2.2%
20,889	Bank of New York Mellon Corp. (The)	776,444
5,475	BlackRock, Inc.	2,894,304
36,897	Charles Schwab Corp. (The)	1,324,971

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
13,162	CME Group, Inc.	$ 2,403,381
22,734	Intercontinental Exchange, Inc.	2,210,882
144,951	Morgan Stanley	6,406,834
7,617	Northern Trust Corp.	601,819
12,189	Raymond James Financial, Inc.	844,454
6,021	S&P Global, Inc.	1,956,946

		19,420,035

Chemicals – 2.4%
31,829	Ecolab, Inc.	6,766,209
37,121	Linde PLC (United Kingdom)	7,511,063
11,317	Sherwin-Williams Co. (The)	6,720,600

		20,997,872

Commercial Services & Supplies – 0.2%
2,605	Cintas Corp.	645,936
10,793	Waste Connections, Inc.	1,014,973

		1,660,909

Communications Equipment – 0.3%
72,868	Juniper Networks, Inc.	1,767,778
9,027	Motorola Solutions, Inc.	1,221,624

		2,989,402

Construction Materials – 0.6%
27,395	Martin Marietta Materials, Inc.	5,262,305

Consumer Finance – 1.5%
88,470	American Express Co.	8,410,843
105,187	Discover Financial Services	4,997,434

		13,408,277

Containers & Packaging – 0.6%
68,684	Ball Corp.	4,894,422

Diversified Consumer Services – 0.1%
10,927	Bright Horizons Family Solutions, Inc.*	1,222,513

Diversified Financial Services – 1.7%
80,624	Berkshire Hathaway, Inc., Class B*	14,962,202

Diversified Telecommunication Services – 0.5%
79,191	Verizon Communications, Inc.	4,543,980

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – 1.5%
33,883	NextEra Energy, Inc.	$ 8,659,140
71,709	Xcel Energy, Inc.	4,663,236

		13,322,376

Electrical Equipment – 0.2%
17,965	Eaton Corp. PLC	1,525,228

Electronic Equipment, Instruments & Components – 0.8%
45,576	Amphenol Corp., Class A	4,400,819
53,931	National Instruments Corp.	2,088,208

		6,489,027

Energy Equipment & Services – 0.1%
48,522	Baker Hughes Co.	801,098

Entertainment – 2.2%
23,742	Activision Blizzard, Inc.	1,708,949
20,097	Liberty Media Corp.-Liberty Formula One, Class C*	696,361
41,390	Live Nation Entertainment, Inc.*	2,034,733
11,621	Netflix, Inc.*	4,877,682
80,367	Walt Disney Co. (The)	9,427,049

		18,744,774

Equity Real Estate Investment Trusts (REITs) – 3.4%
25,082	Alexandria Real Estate Equities, Inc. REIT	3,855,605
21,048	American Tower Corp. REIT	5,433,962
42,047	CyrusOne, Inc. REIT	3,125,774
3,004	Equinix, Inc. REIT	2,095,681
25,218	Equity LifeStyle Properties, Inc. REIT	1,571,081
6,985	Essex Property Trust, Inc. REIT	1,695,748
19,711	Extra Space Storage, Inc. REIT	1,907,039
39,897	Healthpeak Properties, Inc. REIT	983,062
101,887	Hudson Pacific Properties, Inc. REIT	2,462,609
76,083	Invitation Homes, Inc. REIT	2,000,983
43,195	Prologis, Inc. REIT	3,952,343

		29,083,887

Food & Staples Retailing – 1.2%
39,560	Grocery Outlet Holding Corp.*	1,456,203
70,595	Walmart, Inc.	8,758,016

		10,214,219

Shares	Description	Value

Common Stocks – (continued)
Food Products – 1.5%
37,629	Conagra Brands, Inc.	$ 1,309,113
37,422	Lamb Weston Holdings, Inc.	2,247,565
26,866	McCormick & Co., Inc.	4,705,849
83,695	Mondelez International, Inc., Class A	4,362,183

		12,624,710

Health Care Equipment & Supplies – 4.1%
253,626	Boston Scientific Corp.*	9,635,252
9,137	Cooper Cos., Inc. (The)	2,896,246
28,920	Danaher Corp.	4,818,361
3,465	IDEXX Laboratories, Inc.*	1,070,269
16,201	Insulet Corp.*	3,055,023
6,482	Intuitive Surgical, Inc.*	3,759,755
16,984	West Pharmaceutical Services, Inc.	3,669,223
52,836	Zimmer Biomet Holdings, Inc.	6,675,300

		35,579,429

Health Care Providers & Services – 3.3%
62,186	Centene Corp.*	4,119,822
116,314	CVS Health Corp.	7,626,709
18,064	Guardant Health, Inc.*	1,632,805
14,581	Humana, Inc.	5,987,688
9,367	Laboratory Corp. of America Holdings*	1,642,222
26,096	UnitedHealth Group, Inc.	7,955,366

		28,964,612

Hotels, Restaurants & Leisure – 2.0%
31,507	Las Vegas Sands Corp.	1,510,446
41,913	McDonald’s Corp.	7,809,230
28,544	Wynn Resorts Ltd.	2,377,144
59,375	Yum! Brands, Inc.	5,327,719

		17,024,539

Household Durables – 0.1%
16,155	Lennar Corp., Class A	976,731

Household Products – 1.4%
103,404	Procter & Gamble Co. (The)	11,986,592

Industrial Conglomerates – 1.3%
478,412	General Electric Co.	3,143,167
56,279	Honeywell International, Inc.	8,208,292

		11,351,459

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – 1.6%
13,196	Allstate Corp. (The)	$ 1,290,701
17,330	American International Group, Inc.	520,940
30,627	Chubb Ltd.	3,734,656
26,086	Globe Life, Inc.	2,009,143
2,178	Markel Corp.*	1,954,581
24,666	Marsh & McLennan Cos., Inc.	2,612,623
3,629	Progressive Corp. (The)	281,901
11,469	Reinsurance Group of America, Inc.	1,040,812

		13,445,357

Interactive Media & Services – 5.3%
10,289	Alphabet, Inc., Class A*	14,749,487
9,584	Alphabet, Inc., Class C*	13,694,770
70,220	Facebook, Inc., Class A*	15,805,820
75,242	Snap, Inc., Class A*	1,425,083

		45,675,160

Internet & Direct Marketing Retail – 3.5%
12,110	Amazon.com, Inc.*	29,577,101
864	MercadoLibre, Inc. (Argentina)*	735,843

		30,312,944

IT Services – 6.9%
37,920	Accenture PLC, Class A	7,645,430
3,504	Automatic Data Processing, Inc.	513,301
14,544	Booz Allen Hamilton Holding Corp.	1,160,029
36,786	Cognizant Technology Solutions Corp., Class A	1,949,658
62,103	Fidelity National Information Services, Inc.	8,621,760
35,992	Fiserv, Inc.*	3,842,866
5,508	International Business Machines Corp.	687,949
25,852	Mastercard, Inc., Class A	7,778,608
63,565	PayPal Holdings, Inc.*	9,853,211
89,673	Visa, Inc., Class A	17,507,757

		59,560,569

Life Sciences Tools & Services – 1.5%
87,345	Adaptive Biotechnologies Corp.*	3,380,251
14,370	Agilent Technologies, Inc.	1,266,572
11,301	Illumina, Inc.*	4,102,828
3,784	Mettler-Toledo International, Inc.*	3,008,280
3,579	Thermo Fisher Scientific, Inc.	1,249,751

		13,007,682

Shares	Description	Value

Common Stocks – (continued)
Machinery – 1.9%
32,550	Deere & Co.	$ 4,951,506
24,127	Illinois Tool Works, Inc.	4,160,942
45,880	ITT, Inc.	2,647,276
38,002	Stanley Black & Decker, Inc.	4,767,351

		16,527,075

Media – 1.1%
243,797	Comcast Corp., Class A	9,654,361

Multiline Retail – 0.3%
13,065	Dollar General Corp.	2,502,078

Multi-Utilities – 1.1%
71,433	Ameren Corp.	5,338,188
76,616	CMS Energy Corp.	4,488,165

		9,826,353

Oil, Gas & Consumable Fuels – 2.7%
188,802	Cheniere Energy, Inc.*	8,373,369
99,420	Chevron Corp.	9,116,814
49,964	ConocoPhillips	2,107,481
19,685	Hess Corp.	934,447
23,177	Marathon Petroleum Corp.	814,440
24,124	ONEOK, Inc.	885,110
19,281	Phillips 66	1,508,931

		23,740,592

Personal Products – 0.6%
28,271	Estee Lauder Cos., Inc. (The), Class A	5,582,674

Pharmaceuticals – 4.7%
105,662	AstraZeneca PLC ADR (United Kingdom)	5,769,145
164,684	Bristol-Myers Squibb Co.	9,834,928
30,906	Catalent, Inc.*	2,402,323
74,308	Eli Lilly and Co.	11,365,409
73,514	Johnson & Johnson	10,935,208

		40,307,013

Professional Services – 0.7%
64,180	TransUnion	5,538,092
3,992	Verisk Analytics, Inc.	689,339

		6,227,431

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Road & Rail – 1.7%
25,799	Norfolk Southern Corp.	$ 4,599,704
11,599	Old Dominion Freight Line, Inc.	1,984,473
49,921	Union Pacific Corp.	8,479,581

		15,063,758

Semiconductors & Semiconductor Equipment – 3.8%
33,148	Analog Devices, Inc.	3,744,066
43,515	Intel Corp.	2,738,399
172,405	Marvell Technology Group Ltd.	5,623,851
46,371	Micron Technology, Inc.*	2,221,635
10,592	NVIDIA Corp.	3,760,372
27,507	NXP Semiconductors NV (Netherlands)	2,643,423
76,091	Texas Instruments, Inc.	9,035,045
38,727	Xilinx, Inc.	3,560,948

		33,327,739

Software – 9.4%
23,336	Adobe, Inc.*	9,021,698
11,324	Atlassian Corp. PLC, Class A*	2,098,337
17,268	HubSpot, Inc.*	3,452,564
13,930	Intuit, Inc.	4,044,158
243,476	Microsoft Corp.	44,616,977
5,010	Paycom Software, Inc.*	1,489,122
38,313	salesforce.com, Inc.*	6,696,729
10,469	ServiceNow, Inc.*	4,061,239
19,044	Splunk, Inc.*	3,539,137
12,825	Workday, Inc., Class A*	2,352,490

		81,372,451

Specialty Retail – 2.3%
11,444	Burlington Stores, Inc.*	2,399,463
31,393	Home Depot, Inc. (The)	7,800,533
10,636	O’Reilly Automotive, Inc.*	4,437,765
37,360	Ross Stores, Inc.	3,622,426
7,346	Ulta Beauty, Inc.*	1,792,497

		20,052,684

Technology Hardware, Storage & Peripherals – 5.0%
137,279	Apple, Inc.	43,646,485

Textiles, Apparel & Luxury Goods – 1.2%
4,323	Lululemon Athletica, Inc.*	1,297,310
76,174	NIKE, Inc., Class B	7,509,233

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
25,242	PVH Corp.	$ 1,147,754

		9,954,297

Tobacco – 0.6%
66,808	Philip Morris International, Inc.	4,901,035

Water Utilities – 0.5%
34,047	American Water Works Co., Inc.	4,323,969

Wireless Telecommunication Services – 0.3%
25,798	T-Mobile US, Inc.*	2,580,832

TOTAL COMMON STOCKS (Cost $594,760,507)		$851,899,163

Shares	Dividend Rate	Value

Investment Company – 0.2%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,760,827	0.151%	$ 1,760,827
(Cost $1,760,827)

TOTAL INVESTMENTS – 98.5% (Cost $596,521,334)		$853,659,990

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		12,583,648

NET ASSETS – 100.0%		$866,243,638

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Aerospace & Defense – 1.2%
13,297	Boeing Co. (The)	$ 1,939,367

Auto Components – 1.4%
29,747	Aptiv PLC	2,241,436

Beverages – 1.9%
40,596	Monster Beverage Corp.*	2,919,258

Biotechnology – 3.1%
26,746	BioMarin Pharmaceutical, Inc.*	2,849,787
13,823	Sarepta Therapeutics, Inc.*	2,104,828

		4,954,615

Capital Markets – 1.3%
19,661	Cboe Global Markets, Inc.	2,093,110

Chemicals – 1.7%
12,960	Ecolab, Inc.	2,755,037

Entertainment – 1.9%
6,996	Netflix, Inc.*	2,936,431

Equity Real Estate Investment Trusts (REITs) – 3.8%
11,343	American Tower Corp. REIT	2,928,422
4,527	Equinix, Inc. REIT	3,158,171

		6,086,593

Food & Staples Retailing – 1.4%
17,880	Walmart, Inc.	2,218,193

Food Products – 1.5%
13,766	McCormick & Co., Inc.	2,411,253

Health Care Equipment & Supplies – 6.0%
92,989	Boston Scientific Corp.*	3,532,652
13,136	Danaher Corp.	2,188,589
10,891	Insulet Corp.*	2,053,716
3,053	Intuitive Surgical, Inc.*	1,770,832

		9,545,789

Health Care Providers & Services – 2.2%
8,324	Humana, Inc.	3,418,251

Hotels, Restaurants & Leisure – 1.5%
12,853	McDonald’s Corp.	2,394,771

Shares	Description	Value

Common Stocks – (continued)
Industrial Conglomerates – 1.6%
17,619	Honeywell International, Inc.	$ 2,569,731

Interactive Media & Services – 12.8%
6,434	Alphabet, Inc., Class A*	9,223,267
2,177	Alphabet, Inc., Class C*	3,110,759
35,007	Facebook, Inc., Class A*	7,879,726

		20,213,752

Internet & Direct Marketing Retail – 3.9%
2,553	Amazon.com, Inc.*	6,235,371

IT Services – 10.6%
24,578	Fidelity National Information Services, Inc.	3,412,164
34,440	PayPal Holdings, Inc.*	5,338,545
41,085	Visa, Inc., Class A	8,021,435

		16,772,144

Life Sciences Tools & Services – 2.1%
9,143	Illumina, Inc.*	3,319,366

Machinery – 1.3%
13,756	Deere & Co.	2,092,563

Oil, Gas & Consumable Fuels – 1.6%
57,060	Cheniere Energy, Inc.*	2,530,611

Pharmaceuticals – 2.8%
80,833	AstraZeneca PLC ADR (United Kingdom)	4,413,482

Road & Rail – 2.5%
56,225	CSX Corp.	4,024,585

Semiconductors & Semiconductor Equipment – 4.5%
11,384	NVIDIA Corp.	4,041,547
31,847	NXP Semiconductors NV (Netherlands)	3,060,497

		7,102,044

Software – 16.0%
12,869	Adobe, Inc.*	4,975,155
15,599	Atlassian Corp. PLC, Class A*	2,890,495
72,395	Microsoft Corp.	13,266,384
22,773	Workday, Inc., Class A*	4,177,251

		25,309,285

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 6.3%
31,401	Apple, Inc.	$ 9,983,634

Textiles, Apparel & Luxury Goods – 4.5%
9,513	Lululemon Athletica, Inc.*	2,854,804
43,458	NIKE, Inc., Class B	4,284,089

		7,138,893

TOTAL COMMON STOCKS (Cost $91,186,098)		$157,619,565

Shares	Dividend Rate	Value

Investment Company – 0.5%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
789,183	0.151%	$ 789,183
(Cost $789,183)

TOTAL INVESTMENTS – 99.9% (Cost $91,975,281)		$158,408,748

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		146,843

NET ASSETS – 100.0%		$158,555,591

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 100.4%
Aerospace & Defense – 0.6%
378	Northrop Grumman Corp.	$ 126,706

Auto Components – 0.5%
1,276	Aptiv PLC	96,147

Banks – 4.9%
2,855	Bank of America Corp.	68,863
3,566	Citigroup, Inc.	170,847
2,350	East West Bancorp, Inc.	82,133
907	First Republic Bank	98,110
3,495	JPMorgan Chase & Co.	340,098
893	M&T Bank Corp.	94,354
6,330	Wells Fargo & Co.	167,555

		1,021,960

Beverages – 2.2%
4,261	Coca-Cola Co. (The)	198,903
1,319	Coca-Cola European Partners PLC (United Kingdom)	49,726
590	Constellation Brands, Inc., Class A	101,893
1,526	Monster Beverage Corp.*	109,735

		460,257

Biotechnology – 1.4%
472	Amgen, Inc.	108,418
1,127	BioMarin Pharmaceutical, Inc.*	120,082
223	Vertex Pharmaceuticals, Inc.*	64,215

		292,715

Building Products – 0.5%
1,067	Trane Technologies PLC	96,254

Capital Markets – 1.4%
872	Cboe Global Markets, Inc.	92,833
2,662	Morgan Stanley	117,660
1,079	Northern Trust Corp.	85,252

		295,745

Chemicals – 1.6%
473	Ecolab, Inc.	100,550
679	Linde PLC (United Kingdom)	137,389
162	Sherwin-Williams Co. (The)	96,204

		334,143

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – 0.3%
1,248	Cisco Systems, Inc.	$ 59,679

Consumer Finance – 1.1%
1,438	American Express Co.	136,710
2,070	Discover Financial Services	98,346

		235,056

Containers & Packaging – 0.7%
1,268	Ball Corp.	90,358
586	Packaging Corp. of America	59,426

		149,784

Diversified Financial Services – 0.9%
1,038	Berkshire Hathaway, Inc., Class B*	192,632

Diversified Telecommunication Services – 0.9%
3,136	Verizon Communications, Inc.	179,944

Electric Utilities – 1.4%
728	NextEra Energy, Inc.	186,048
1,684	Xcel Energy, Inc.	109,510

		295,558

Electrical Equipment – 1.3%
1,372	AMETEK, Inc.	125,826
680	Rockwell Automation, Inc.	146,989

		272,815

Electronic Equipment, Instruments & Components – 0.7%
1,407	Amphenol Corp., Class A	135,860

Entertainment – 1.7%
1,046	Electronic Arts, Inc.*	128,533
321	Netflix, Inc.*	134,733
728	Walt Disney Co. (The)	85,394

		348,660

Equity Real Estate Investment Trusts (REITs) – 2.7%
645	AvalonBay Communities, Inc. REIT	100,627
2,711	Duke Realty Corp. REIT	93,475
1,358	Equity LifeStyle Properties, Inc. REIT	84,603
405	Essex Property Trust, Inc. REIT	98,322
972	Extra Space Storage, Inc. REIT	94,041

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
3,226	Invitation Homes, Inc. REIT	$ 84,844

		555,912

Food & Staples Retailing – 1.0%
1,646	Walmart, Inc.	204,203

Food Products – 1.4%
1,006	Lamb Weston Holdings, Inc.	60,420
605	McCormick & Co., Inc.	105,972
2,348	Mondelez International, Inc., Class A	122,378

		288,770

Health Care Equipment & Supplies – 3.9%
427	Cooper Cos., Inc. (The)	135,350
1,193	Danaher Corp.	198,766
520	IDEXX Laboratories, Inc.*	160,618
736	West Pharmaceutical Services, Inc.	159,005
1,190	Zimmer Biomet Holdings, Inc.	150,345

		804,084

Health Care Providers & Services – 3.0%
2,984	CVS Health Corp.	195,661
392	Humana, Inc.	160,975
777	Laboratory Corp. of America Holdings*	136,224
444	UnitedHealth Group, Inc.	135,353

		628,213

Hotels, Restaurants & Leisure – 1.8%
1,997	Las Vegas Sands Corp.	95,736
1,023	McDonald’s Corp.	190,606
4,935	MGM Resorts International	84,783

		371,125

Household Products – 1.8%
1,238	Church & Dwight Co., Inc.	92,937
2,510	Procter & Gamble Co. (The)	290,959

		383,896

Industrial Conglomerates – 0.8%
1,093	Honeywell International, Inc.	159,414

Insurance – 2.0%
978	Allstate Corp. (The)	95,658
1,309	American Financial Group, Inc.	78,854

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
1,801	Brown & Brown, Inc.	$ 72,400
1,117	Globe Life, Inc.	86,031
842	Reinsurance Group of America, Inc.	76,412

		409,355

Interactive Media & Services – 6.7%
302	Alphabet, Inc., Class A*	432,923
233	Alphabet, Inc., Class C*	332,938
2,329	Facebook, Inc., Class A*	524,235
347	IAC/InterActiveCorp*	93,818

		1,383,914

Internet & Direct Marketing Retail – 4.1%
350	Amazon.com, Inc.*	854,829

IT Services – 6.9%
970	Accenture PLC, Class A	195,571
1,264	Booz Allen Hamilton Holding Corp.	100,817
1,230	Fidelity National Information Services, Inc.	170,761
1,219	Fiserv, Inc.*	130,152
693	Mastercard, Inc., Class A	208,517
1,724	PayPal Holdings, Inc.*	267,237
1,857	Visa, Inc., Class A	362,561

		1,435,616

Life Sciences Tools & Services – 1.4%
1,567	Agilent Technologies, Inc.	138,115
189	Mettler-Toledo International, Inc.*	150,255

		288,370

Machinery – 3.4%
1,606	Fortive Corp.	97,934
1,660	Graco, Inc.	80,029
658	IDEX Corp.	104,865
758	Illinois Tool Works, Inc.	130,725
1,807	ITT, Inc.	104,264
827	Stanley Black & Decker, Inc.	103,747
1,283	Xylem, Inc.	85,114

		706,678

Media – 1.4%
5,633	Comcast Corp., Class A	223,067

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
2,056	Liberty Media Corp.-Liberty SiriusXM, Class A*	$ 75,044

		298,111

Metals & Mining – 0.3%
1,955	Steel Dynamics, Inc.	51,925

Multiline Retail – 0.7%
747	Dollar General Corp.	143,058

Multi-Utilities – 1.3%
1,178	Ameren Corp.	88,032
1,543	CMS Energy Corp.	90,389
751	Sempra Energy	94,859

		273,280

Oil, Gas & Consumable Fuels – 2.9%
1,755	Cheniere Energy, Inc.*	77,834
2,375	Chevron Corp.	217,787
2,914	ConocoPhillips	122,913
1,378	Exxon Mobil Corp.	62,658
1,591	Phillips 66	124,512

		605,704

Pharmaceuticals – 5.5%
2,367	AstraZeneca PLC ADR (United Kingdom)	129,238
3,783	Bristol-Myers Squibb Co.	225,921
1,424	Eli Lilly and Co.	217,801
2,965	Johnson & Johnson	441,044
813	Merck & Co., Inc.	65,625
1,835	Pfizer, Inc.	70,079

		1,149,708

Road & Rail – 1.7%
2,013	CSX Corp.	144,091
1,191	Union Pacific Corp.	202,303

		346,394

Semiconductors & Semiconductor Equipment – 3.3%
1,956	Intel Corp.	123,091
804	NVIDIA Corp.	285,436
1,456	Texas Instruments, Inc.	172,885

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
1,243	Xilinx, Inc.	$ 114,294

		695,706

Software – 9.6%
626	Adobe, Inc.*	242,012
1,439	Cadence Design Systems, Inc.*	131,366
554	Intuit, Inc.	160,837
6,786	Microsoft Corp.	1,243,535
1,286	salesforce.com, Inc.*	224,780

		2,002,530

Specialty Retail – 2.1%
385	Burlington Stores, Inc.*	80,723
472	Home Depot, Inc. (The)	117,283
310	O’Reilly Automotive, Inc.*	129,344
1,109	Ross Stores, Inc.	107,529

		434,879

Technology Hardware, Storage & Peripherals – 5.6%
3,672	Apple, Inc.	1,167,476

Textiles, Apparel & Luxury Goods – 1.3%
1,889	NIKE, Inc., Class B	186,217
1,661	PVH Corp.	75,526

		261,743

Tobacco – 0.7%
1,994	Philip Morris International, Inc.	146,280

Water Utilities – 0.5%
828	American Water Works Co., Inc.	105,156

Wireless Telecommunication Services – 0.5%
1,134	T-Mobile US, Inc.*	113,445

TOTAL INVESTMENTS – 100.4% (Cost $15,883,483)		$20,863,689

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(92,566)

NET ASSETS – 100.0%		$20,771,123

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Aerospace & Defense – 1.2%
59,337	HEICO Corp.	$ 5,978,796
39,336	L3Harris Technologies, Inc.	7,845,565

		13,824,361

Banks – 0.8%
79,384	First Republic Bank	8,586,967

Biotechnology – 5.8%
174,450	Agios Pharmaceuticals, Inc.*	9,026,043
150,697	BioMarin Pharmaceutical, Inc.*	16,056,765
106,117	Exact Sciences Corp.*	9,113,328
66,367	Moderna, Inc.*	4,081,570
66,656	Neurocrine Biosciences, Inc.*	8,316,003
65,827	Sarepta Therapeutics, Inc.*	10,023,477
59,332	Seattle Genetics, Inc.*	9,327,584

		65,944,770

Building Products – 0.6%
80,333	Trane Technologies PLC	7,246,840

Capital Markets – 2.7%
39,963	MarketAxess Holdings, Inc.	20,324,782
30,591	MSCI, Inc.	10,059,851

		30,384,633

Commercial Services & Supplies – 1.2%
29,631	Cintas Corp.	7,347,303
68,748	Copart, Inc.*	6,145,383

		13,492,686

Communications Equipment – 1.1%
92,632	Motorola Solutions, Inc.	12,535,889

Construction Materials – 1.3%
74,216	Martin Marietta Materials, Inc.	14,256,151

Consumer Finance – 1.8%
424,017	Discover Financial Services	20,145,048

Containers & Packaging – 2.0%
313,408	Ball Corp.	22,333,454

Diversified Consumer Services – 0.5%
51,139	Bright Horizons Family Solutions, Inc.*	5,721,431

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 2.7%
63,673	AMETEK, Inc.	$ 5,839,451
116,603	Rockwell Automation, Inc.	25,204,904

		31,044,355

Electronic Equipment, Instruments & Components – 2.5%
216,373	Amphenol Corp., Class A	20,892,977
209,978	National Instruments Corp.	8,130,348

		29,023,325

Entertainment – 1.4%
159,697	Live Nation Entertainment, Inc.*	7,850,705
45,199	Spotify Technology SA*	8,177,855

		16,028,560

Equity Real Estate Investment Trusts (REITs) – 1.9%
144,711	Equity LifeStyle Properties, Inc. REIT	9,015,495
39,659	SBA Communications Corp. REIT	12,458,082

		21,473,577

Food & Staples Retailing – 0.8%
239,237	Grocery Outlet Holding Corp.*	8,806,314

Food Products – 2.2%
129,383	Lamb Weston Holdings, Inc.	7,770,743
101,792	McCormick & Co., Inc.	17,829,887

		25,600,630

Health Care Equipment & Supplies – 7.5%
22,858	Align Technology, Inc.*	5,614,382
246,144	Boston Scientific Corp.*	9,351,010
32,801	Cooper Cos., Inc. (The)	10,397,261
49,831	IDEXX Laboratories, Inc.*	15,391,799
18,634	Inari Medical, Inc.*	819,896
74,038	Insulet Corp.*	13,961,346
72,142	West Pharmaceutical Services, Inc.	15,585,558
112,926	Zimmer Biomet Holdings, Inc.	14,267,071

		85,388,323

Health Care Providers & Services – 1.8%
179,567	Centene Corp.*	11,896,314
90,356	Guardant Health, Inc.*	8,167,279

		20,063,593

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Technology – 1.9%
99,637	Veeva Systems, Inc., Class A*	$ 21,807,550

Hotels, Restaurants & Leisure – 2.9%
5,293	Chipotle Mexican Grill, Inc.*	5,313,696
82,025	Choice Hotels International, Inc.	6,630,081
49,631	Wingstop, Inc.	6,052,500
123,788	Wynn Resorts Ltd.	10,309,065
53,529	Yum! Brands, Inc.	4,803,157

		33,108,499

Household Products – 1.3%
190,485	Church & Dwight Co., Inc.	14,299,709

Interactive Media & Services – 2.6%
59,067	IAC/InterActiveCorp*	15,969,945
506,998	Snap, Inc., Class A*	9,602,542
142,051	Twitter, Inc.*	4,399,319

		29,971,806

Internet & Direct Marketing Retail – 1.0%
13,299	MercadoLibre, Inc. (Argentina)*	11,326,359

IT Services – 6.7%
146,956	Booz Allen Hamilton Holding Corp.	11,721,211
39,080	Fidelity National Information Services, Inc.	5,425,476
144,842	Fiserv, Inc.*	15,464,780
73,557	Global Payments, Inc.	13,202,746
35,179	Okta, Inc.*	6,880,309
114,832	Square, Inc., Class A*	9,310,579
73,940	Twilio, Inc., Class A*	14,610,544

		76,615,645

Life Sciences Tools & Services – 1.8%
225,737	Adaptive Biotechnologies Corp.*	8,736,022
14,694	Mettler-Toledo International, Inc.*	11,681,730

		20,417,752

Machinery – 4.2%
163,401	Fortive Corp.	9,964,193
180,329	Graco, Inc.	8,693,661
91,711	IDEX Corp.	14,615,982
216,497	Xylem, Inc.	14,362,411

		47,636,247

Shares	Description	Value

Common Stocks – (continued)
Multiline Retail – 1.4%
81,280	Dollar General Corp.	$ 15,565,933

Oil, Gas & Consumable Fuels – 1.4%
355,104	Cheniere Energy, Inc.*	15,748,862

Pharmaceuticals – 1.6%
230,121	Catalent, Inc.*	17,887,305

Professional Services – 3.9%
199,233	TransUnion	17,191,816
155,440	Verisk Analytics, Inc.	26,841,379

		44,033,195

Road & Rail – 1.2%
83,165	Old Dominion Freight Line, Inc.	14,228,700

Semiconductors & Semiconductor Equipment – 5.5%
265,956	Advanced Micro Devices, Inc.*	14,308,433
56,632	Analog Devices, Inc.	6,396,584
32,461	Lam Research Corp.	8,883,602
240,148	Marvell Technology Group Ltd.	7,833,628
127,493	MKS Instruments, Inc.	13,467,085
130,963	Xilinx, Inc.	12,042,048

		62,931,380

Software – 13.4%
133,121	Anaplan, Inc.*	6,112,916
19,297	ANSYS, Inc.*	5,461,051
78,798	Atlassian Corp. PLC, Class A*	14,601,269
216,099	Cadence Design Systems, Inc.*	19,727,678
60,097	Coupa Software, Inc.*	13,672,669
149,325	DocuSign, Inc.*	20,866,676
75,766	HubSpot, Inc.*	15,148,654
81,933	Palo Alto Networks, Inc.*	19,276,377
19,128	Paycom Software, Inc.*	5,685,415
31,132	RingCentral, Inc., Class A*	8,537,951
127,532	Splunk, Inc.*	23,700,547

		152,791,203

Specialty Retail – 5.8%
59,253	Burlington Stores, Inc.*	12,423,577
62,681	O’Reilly Automotive, Inc.*	26,153,020
84,183	Ross Stores, Inc.	8,162,384

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
76,616	Ulta Beauty, Inc.*	$ 18,695,070

		65,434,051

Textiles, Apparel & Luxury Goods – 2.7%
101,289	Lululemon Athletica, Inc.*	30,396,322

Trading Companies & Distributors – 0.5%
17,698	W.W. Grainger, Inc.	5,479,655

TOTAL COMMON STOCKS (Cost $854,686,837)		$1,131,581,080

Shares	Dividend Rate	Value

Investment Company – 0.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,752,104	0.151%	$ 3,752,104
(Cost $3,752,104)

TOTAL INVESTMENTS – 99.9% (Cost $858,438,941)		$1,135,333,184

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,310,967

NET ASSETS – 100.0%		$1,136,644,151

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.4%
Aerospace & Defense – 3.5%
3,023	Aerojet Rocketdyne Holdings, Inc.*	$ 132,559
1,440	AeroVironment, Inc.*	101,995
5,260	Kratos Defense & Security Solutions, Inc.*	97,573
1,012	Moog, Inc., Class A	54,941

		387,068

Banks – 0.9%
1,159	Ameris Bancorp	28,082
1,436	Stock Yards Bancorp, Inc.	48,867
1,290	WesBanco, Inc.	27,632

		104,581

Beverages – 1.3%
258	Boston Beer Co., Inc. (The), Class A*	145,700

Biotechnology – 15.3%
682	ACADIA Pharmaceuticals, Inc.*	33,882
1,268	Acceleron Pharma, Inc.*	125,316
2,567	Agios Pharmaceuticals, Inc.*	132,817
1,550	Allogene Therapeutics, Inc.*	74,648
2,771	Amarin Corp. PLC ADR (Ireland)*	19,009
4,645	Applied Genetic Technologies Corp.*	22,296
1,787	Applied Therapeutics, Inc.*	81,344
1,751	Beam Therapeutics, Inc.*	44,738
783	BioSpecifics Technologies Corp.*	48,703
674	Bluebird Bio, Inc.*	42,887
1,534	Castle Biosciences, Inc.*	58,952
2,336	Coherus Biosciences, Inc.*	43,543
1,093	Constellation Pharmaceuticals, Inc.*	38,834
1,428	Dicerna Pharmaceuticals, Inc.*	30,802
1,734	FibroGen, Inc.*	57,985
8,562	Halozyme Therapeutics, Inc.*	207,800
543	IGM Biosciences, Inc.*	35,175
2,283	Immunomedics, Inc.*	76,686
1,279	Iovance Biotherapeutics, Inc.*	41,043
1,811	Kiniksa Pharmaceuticals Ltd., Class A*	37,795
2,235	Molecular Templates, Inc.*	34,687
2,643	Momenta Pharmaceuticals, Inc.*	83,202
1,556	ORIC Pharmaceuticals, Inc.*	45,155
849	PTC Therapeutics, Inc.*	43,053
3,524	Trillium Therapeutics, Inc. (Canada)*	23,893
1,418	Ultragenyx Pharmaceutical, Inc.*	97,076
1,518	Y-mAbs Therapeutics, Inc.*	57,957

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
1,212	Zentalis Pharmaceuticals, Inc.*	$ 63,291

		1,702,569

Building Products – 2.3%
591	American Woodmark Corp.*	37,091
834	CSW Industrials, Inc.	59,681
1,299	Trex Co., Inc.*	156,036

		252,808

Capital Markets – 1.5%
2,513	Moelis & Co., Class A	84,512
1,553	PJT Partners, Inc., Class A	84,934

		169,446

Chemicals – 3.1%
1,682	Ashland Global Holdings, Inc.	112,963
960	Balchem Corp.	96,624
1,321	Ingevity Corp.*	69,577
2,571	PolyOne Corp.	63,710

		342,874

Commercial Services & Supplies – 1.8%
2,065	Casella Waste Systems, Inc., Class A*	105,212
1,238	Tetra Tech, Inc.	97,678

		202,890

Communications Equipment – 0.8%
1,562	Ciena Corp.*	86,316

Construction & Engineering – 0.6%
1,644	Dycom Industries, Inc.*	69,212

Diversified Consumer Services – 1.3%
2,465	Chegg, Inc.*	150,562

Diversified Telecommunication Services – 0.7%
725	Bandwidth, Inc., Class A*	80,366

Electrical Equipment – 1.8%
1,292	Allied Motion Technologies, Inc.	46,758
1,394	Generac Holdings, Inc.*	155,110

		201,868

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 2.8%
2,162	Badger Meter, Inc.	$ 132,293
306	Littelfuse, Inc.	49,722
1,269	Novanta, Inc.*	130,339

		312,354

Equity Real Estate Investment Trusts (REITs) – 0.5%
1,109	Terreno Realty Corp. REIT	56,770

Food & Staples Retailing – 0.4%
814	PriceSmart, Inc.	44,265

Food Products – 1.7%
1,052	Freshpet, Inc.*	81,193
2,669	Nomad Foods Ltd. (United Kingdom)*	56,529
2,850	Simply Good Foods Co. (The)*	48,536

		186,258

Health Care Equipment & Supplies – 8.5%
279	ABIOMED, Inc.*	62,468
3,099	Axonics Modulation Technologies, Inc.*	113,640
1,451	Hill-Rom Holdings, Inc.	147,523
178	Inari Medical, Inc.*	7,832
1,340	Neogen Corp.*	95,435
782	Nevro Corp.*	98,219
1,697	NuVasive, Inc.*	102,838
1,914	Shockwave Medical, Inc.*	84,235
1,994	Silk Road Medical, Inc.*	76,311
1,919	Tandem Diabetes Care, Inc.*	159,565

		948,066

Health Care Providers & Services – 1.1%
983	Guardant Health, Inc.*	88,854
524	National Research Corp.	29,721

		118,575

Health Care Technology – 1.7%
1,197	Omnicell, Inc.*	80,091
615	Teladoc Health, Inc.*	107,047

		187,138

Hotels, Restaurants & Leisure – 3.8%
1,307	Papa John’s International, Inc.	101,802
957	Shake Shack, Inc., Class A*	53,162
1,348	Wingstop, Inc.	164,389

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
2,267	Wyndham Hotels & Resorts, Inc.	$ 104,123

		423,476

Household Durables – 0.4%
1,276	M/I Homes, Inc.*	42,721

Insurance – 2.0%
1,386	Goosehead Insurance, Inc., Class A*	83,091
912	Kinsale Capital Group, Inc.	136,180

		219,271

Internet & Direct Marketing Retail – 0.5%
4,153	Revolve Group, Inc.*	58,391

IT Services – 3.4%
2,588	Fastly, Inc., Class A*	111,646
1,670	ManTech International Corp., Class A	129,826
1,470	Perficient, Inc.*	50,039
1,053	Science Applications International Corp.	92,706

		384,217

Leisure Products – 1.8%
2,656	Malibu Boats, Inc., Class A*	125,177
2,536	YETI Holdings, Inc.*	81,406

		206,583

Life Sciences Tools & Services – 4.2%
683	10X Genomics, Inc., Class A*	53,254
1,644	Adaptive Biotechnologies Corp.*	63,623
13,821	Pacific Biosciences of California, Inc.*	48,650
3,170	Quanterix Corp.*	87,460
1,618	Repligen Corp.*	211,909

		464,896

Machinery – 5.5%
5,317	Colfax Corp.*	149,195
3,220	Evoqua Water Technologies Corp.*	60,568
2,360	Federal Signal Corp.	68,771
1,708	Franklin Electric Co., Inc.	86,630
711	John Bean Technologies Corp.	58,409
639	RBC Bearings, Inc.*	89,875
776	Standex International Corp.	41,058

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
763	Watts Water Technologies, Inc., Class A	$ 63,451

		617,957

Multiline Retail – 0.8%
930	Ollie’s Bargain Outlet Holdings, Inc.*	85,049

Personal Products – 1.0%
2,579	BellRing Brands, Inc., Class A*	51,786
3,564	elf Beauty, Inc.*	61,087

		112,873

Pharmaceuticals – 3.0%
855	Arvinas, Inc.*	28,446
561	GW Pharmaceuticals PLC ADR (United Kingdom)*	68,863
6,484	Menlo Therapeutics, Inc.*	15,497
554	MyoKardia, Inc.*	56,668
4,349	Provention Bio, Inc.*	59,190
4,366	Theravance Biopharma, Inc.*	110,241

		338,905

Real Estate Management & Development – 0.3%
3,681	Cushman & Wakefield PLC*	37,730

Semiconductors & Semiconductor Equipment – 7.9%
3,345	Brooks Automation, Inc.	133,699
1,966	Inphi Corp.*	247,067
5,625	Lattice Semiconductor Corp.*	139,894
1,127	MKS Instruments, Inc.	119,045
1,105	Power Integrations, Inc.	119,727
2,311	Semtech Corp.*	122,899

		882,331

Software – 9.3%
828	Bill.com Holdings, Inc.*	57,662
1,613	Blackline, Inc.*	119,846
3,433	Medallia, Inc.*	97,085
3,342	PagerDuty, Inc.*	88,730
685	Paylocity Holding Corp.*	89,053
5,456	Ping Identity Holding Corp.*	154,459
3,666	Pluralsight, Inc., Class A*	76,363
4,207	Sailpoint Technologies Holdings, Inc.*	96,046
1,906	Smartsheet, Inc., Class A*	109,900

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
4,748	Tenable Holdings, Inc.*	$ 148,470

		1,037,614

Specialty Retail – 1.3%
1,580	Floor & Decor Holdings, Inc., Class A*	82,160
289	RH*	62,681

		144,841

Textiles, Apparel & Luxury Goods – 0.5%
2,232	Steven Madden Ltd.	52,497

Trading Companies & Distributors – 1.1%
1,108	SiteOne Landscape Supply, Inc.*	117,792

TOTAL COMMON STOCKS (Cost $8,881,380)		$10,976,830

Shares	Dividend Rate	Value

Investment Company – 0.8%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
92,910	0.151%	$ 92,910
(Cost $92,910)

TOTAL INVESTMENTS – 99.2% (Cost $8,974,290)		$11,069,740

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		82,706

NET ASSETS – 100.0%		$11,152,446

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.0%
Aerospace & Defense – 4.4%
493,621	Aerojet Rocketdyne Holdings, Inc.*	$ 21,645,281
114,827	HEICO Corp., Class A	9,639,727
193,972	Hexcel Corp.	7,019,847
78,959	Huntington Ingalls Industries, Inc.	15,783,114
84,505	Teledyne Technologies, Inc.*	31,615,010

		85,702,979

Banks – 0.3%
165,308	Pinnacle Financial Partners, Inc.	6,587,524

Biotechnology – 14.1%
92,636	ACADIA Pharmaceuticals, Inc.*	4,602,157
519,861	Agios Pharmaceuticals, Inc.*	26,897,608
355,928	Alector, Inc.*	11,638,846
607,193	Amarin Corp. PLC ADR (Ireland)*(a)	4,165,344
26,500	Argenx SE ADR (Netherlands)*	5,811,450
324,739	Atreca, Inc., Class A*	5,997,929
281,661	Beam Therapeutics, Inc.*	7,196,439
60,687	BioSpecifics Technologies Corp.*	3,774,731
129,685	Bluebird Bio, Inc.*	8,251,857
257,164	Castle Biosciences, Inc.*	9,882,813
478,307	Centogene NV (Germany)*	8,427,769
1,040,668	Exelixis, Inc.*	25,714,906
529,264	Genmab A/S ADR (Denmark)*	16,126,674
340,533	Immunomedics, Inc.*	11,438,503
263,382	Moderna, Inc.*	16,197,993
452,316	Momenta Pharmaceuticals, Inc.*	14,238,908
260,056	Neurocrine Biosciences, Inc.*	32,444,587
162,697	PTC Therapeutics, Inc.*	8,250,365
175,322	Sarepta Therapeutics, Inc.*	26,696,281
90,007	Seattle Genetics, Inc.*	14,150,000
350,969	Y-mAbs Therapeutics, Inc.*	13,399,996

		275,305,156

Building Products – 1.8%
243,230	Allegion PLC	24,250,031
185,129	Fortune Brands Home & Security, Inc.	11,285,464

		35,535,495

Capital Markets – 3.3%
124,195	Cboe Global Markets, Inc.	13,221,800
148,522	Evercore, Inc., Class A	8,185,047

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
149,249	Houlihan Lokey, Inc.	$ 9,026,579
44,447	MarketAxess Holdings, Inc.	22,605,300
161,305	Tradeweb Markets, Inc., Class A	10,639,678

		63,678,404

Chemicals – 3.1%
348,707	Ashland Global Holdings, Inc.	23,419,162
143,857	Ingevity Corp.*	7,576,948
403,833	RPM International, Inc.	30,198,632

		61,194,742

Commercial Services & Supplies – 0.5%
225,683	Rollins, Inc.	9,433,549

Communications Equipment – 1.5%
259,738	Ciena Corp.*	14,353,122
199,853	Lumentum Holdings, Inc.*	14,653,222

		29,006,344

Containers & Packaging – 0.8%
133,700	Avery Dennison Corp.	14,796,579

Distributors – 0.6%
44,830	Pool Corp.	12,060,167

Diversified Consumer Services – 1.3%
122,689	Bright Horizons Family Solutions, Inc.*	13,726,445
186,990	Chegg, Inc.*	11,421,349

		25,147,794

Electronic Equipment, Instruments & Components – 4.6%
360,739	Badger Meter, Inc.	22,073,619
337,875	National Instruments Corp.	13,082,520
298,528	Novanta, Inc.*	30,661,811
93,584	Zebra Technologies Corp., Class A*	24,455,371

		90,273,321

Equity Real Estate Investment Trusts (REITs) – 2.1%
225,949	Americold Realty Trust REIT	8,068,639
351,458	Equity LifeStyle Properties, Inc. REIT	21,895,833
214,377	Terreno Realty Corp. REIT	10,973,959

		40,938,431

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Food Products – 1.0%
48,186	Beyond Meat, Inc.*	$ 6,181,782
217,774	Lamb Weston Holdings, Inc.	13,079,506

		19,261,288

Health Care Equipment & Supplies – 8.5%
54,095	DexCom, Inc.*	20,464,679
31,631	Inari Medical, Inc.*	1,391,764
195,489	Neogen Corp.*	13,922,727
163,069	Nevro Corp.*	20,481,466
230,294	NuVasive, Inc.*	13,955,816
140,700	Silk Road Medical, Inc.*	5,384,589
210,145	Tandem Diabetes Care, Inc.*	17,473,557
73,902	Teleflex, Inc.	26,816,080
212,152	West Pharmaceutical Services, Inc.	45,833,318

		165,723,996

Health Care Providers & Services – 2.8%
218,750	Guardant Health, Inc.*	19,772,813
181,772	Molina Healthcare, Inc.*	33,776,873

		53,549,686

Health Care Technology – 0.7%
74,546	Teladoc Health, Inc.*	12,975,477

Hotels, Restaurants & Leisure – 4.5%
250,954	Choice Hotels International, Inc.	20,284,612
30,676	Domino’s Pizza, Inc.	11,836,028
303,977	Dunkin’ Brands Group, Inc.	19,415,011
143,838	Planet Fitness, Inc., Class A*	9,296,250
224,534	Wingstop, Inc.	27,381,921

		88,213,822

Insurance – 0.8%
312,762	Brown & Brown, Inc.	12,573,033
22,591	Primerica, Inc.	2,567,241

		15,140,274

IT Services – 3.7%
264,375	Black Knight, Inc.*	20,351,587
397,347	Booz Allen Hamilton Holding Corp.	31,692,397
104,141	Okta, Inc.*	20,367,897

		72,411,881

Shares	Description	Value

Common Stocks – (continued)
Leisure Products – 1.5%
288,662	Brunswick Corp.	$ 15,879,297
327,666	Peloton Interactive, Inc., Class A*	13,824,228

		29,703,525

Life Sciences Tools & Services – 3.7%
111,601	10X Genomics, Inc., Class A*	8,701,530
95,493	Bio-Techne Corp.	25,286,547
373,205	PerkinElmer, Inc.	37,495,906

		71,483,983

Machinery – 5.1%
912,424	Colfax Corp.*	25,602,618
192,467	Graco, Inc.	9,278,834
144,355	IDEX Corp.	23,005,857
100,242	John Bean Technologies Corp.	8,234,880
94,348	RBC Bearings, Inc.*	13,270,046
123,365	Standex International Corp.	6,527,242
193,483	Xylem, Inc.	12,835,662

		98,755,139

Personal Products – 0.6%
540,831	BellRing Brands, Inc., Class A*	10,859,886

Pharmaceuticals – 1.1%
616,839	Elanco Animal Health, Inc.*	13,206,523
62,496	GW Pharmaceuticals PLC ADR (United Kingdom)*(a)	7,671,384

		20,877,907

Road & Rail – 0.7%
76,628	Old Dominion Freight Line, Inc.	13,110,285

Semiconductors & Semiconductor Equipment – 6.3%
540,730	Entegris, Inc.	32,378,912
157,871	Inphi Corp.*	19,839,649
195,149	MKS Instruments, Inc.	20,613,589
129,858	Monolithic Power Systems, Inc.	27,237,716
351,363	Teradyne, Inc.	23,548,348

		123,618,214

Software – 14.0%
329,116	Anaplan, Inc.*	15,113,007

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
250,476	Avalara, Inc.*	$26,815,961
145,017	Bill.com Holdings, Inc.*(a)	10,098,984
619,327	Cloudflare, Inc., Class A*	18,003,836
134,014	Coupa Software, Inc.*	30,489,525
297,209	Datadog, Inc., Class A*	21,182,085
151,389	DocuSign, Inc.*	21,155,099
536,367	Dynatrace, Inc.*	20,634,038
130,054	Elastic NV*	11,174,240
119,416	HubSpot, Inc.*	23,876,035
55,043	Paycom Software, Inc.*	16,360,431
35,139	Trade Desk, Inc. (The), Class A*	10,947,907
59,443	Tyler Technologies, Inc.*	22,309,552
290,458	Zendesk, Inc.*	24,906,773

		273,067,473

Specialty Retail – 3.2%
134,168	Burlington Stores, Inc.*	28,131,005
150,557	Five Below, Inc.*	15,755,790
368,823	Floor & Decor Holdings, Inc., Class A*	19,178,796

		63,065,591

Textiles, Apparel & Luxury Goods – 0.4%
108,341	Columbia Sportswear Co.	7,915,393

Trading Companies & Distributors – 1.0%
179,511	SiteOne Landscape Supply, Inc.*	19,083,814

TOTAL COMMON STOCKS (Cost $1,445,420,946)		$1,908,478,119

Shares	Dividend Rate	Value

Investment Company – 2.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
46,437,042	0.151%	$ 46,437,042
(Cost $46,437,042)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,491,857,988)		$1,954,915,161

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
18,661,897	0.151%	$ 18,661,897
(Cost $18,661,897)

TOTAL INVESTMENTS – 101.4% (Cost $1,510,519,885)		$1,973,577,058

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		(26,672,036)

NET ASSETS – 100.0%		$1,946,905,022

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.6%
Aerospace & Defense – 1.6%
7,964	Boeing Co. (The)	$ 1,161,550
4,156	Northrop Grumman Corp.	1,393,091

		2,554,641

Auto Components – 0.7%
14,089	Aptiv PLC	1,061,606

Automobiles – 1.0%
1,964	Tesla, Inc.*	1,639,940

Beverages – 2.3%
39,610	Coca-Cola Co. (The)	1,848,995
24,361	Monster Beverage Corp.*	1,751,799

		3,600,794

Biotechnology – 2.8%
14,253	Agios Pharmaceuticals, Inc.*	737,450
10,332	BioMarin Pharmaceutical, Inc.*	1,100,875
1,734	Regeneron Pharmaceuticals, Inc.*	1,062,612
7,165	Sarepta Therapeutics, Inc.*	1,091,015
2,851	Seattle Genetics, Inc.*	448,206

		4,440,158

Capital Markets – 1.7%
7,453	Cboe Global Markets, Inc.	793,446
21,571	Charles Schwab Corp. (The)	774,615
12,133	Intercontinental Exchange, Inc.	1,179,934

		2,747,995

Chemicals – 2.4%
7,054	Ecolab, Inc.	1,499,539
5,884	Linde PLC (United Kingdom)	1,190,569
1,721	Sherwin-Williams Co. (The)	1,022,016

		3,712,124

Construction Materials – 0.3%
2,679	Martin Marietta Materials, Inc.	514,609

Electronic Equipment, Instruments & Components – 0.9%
14,956	Amphenol Corp., Class A	1,444,151

Entertainment – 1.4%
5,337	Netflix, Inc.*	2,240,099

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 2.2%
7,518	American Tower Corp. REIT	$ 1,940,922
2,105	Equinix, Inc. REIT	1,468,511

		3,409,433

Food & Staples Retailing – 0.8%
10,673	Walmart, Inc.	1,324,092

Food Products – 0.9%
5,128	McCormick & Co., Inc.	898,220
11,080	Mondelez International, Inc., Class A	577,490

		1,475,710

Health Care Equipment & Supplies – 4.7%
58,913	Boston Scientific Corp.*	2,238,105
7,945	Danaher Corp.	1,323,717
3,810	Insulet Corp.*	718,452
3,142	Intuitive Surgical, Inc.*	1,822,454
5,833	West Pharmaceutical Services, Inc.	1,260,161

		7,362,889

Health Care Providers & Services – 3.4%
4,636	Guardant Health, Inc.*	419,048
4,863	Humana, Inc.	1,996,991
9,763	UnitedHealth Group, Inc.	2,976,251

		5,392,290

Hotels, Restaurants & Leisure – 1.8%
14,988	Las Vegas Sands Corp.	718,525
10,964	McDonald’s Corp.	2,042,812

		2,761,337

Industrial Conglomerates – 1.0%
11,167	Honeywell International, Inc.	1,628,707

Insurance – 0.2%
356	Markel Corp.*	319,482

Interactive Media & Services – 11.6%
4,683	Alphabet, Inc., Class A*	6,713,174
2,868	Alphabet, Inc., Class C*	4,098,143
32,980	Facebook, Inc., Class A*	7,423,468

		18,234,785

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Internet & Direct Marketing Retail – 5.7%
3,704	Amazon.com, Inc.*	$ 9,046,539

IT Services – 10.4%
9,985	Accenture PLC, Class A	2,013,176
13,713	Fidelity National Information Services, Inc.	1,903,776
14,002	Mastercard, Inc., Class A	4,213,062
21,056	PayPal Holdings, Inc.*	3,263,890
26,050	Visa, Inc., Class A	5,086,002

		16,479,906

Life Sciences Tools & Services – 2.0%
5,095	10X Genomics, Inc., Class A*	397,257
23,183	Adaptive Biotechnologies Corp.*	897,182
5,058	Illumina, Inc.*	1,836,307

		3,130,746

Machinery – 0.9%
6,842	Deere & Co.	1,040,805
2,960	Stanley Black & Decker, Inc.	371,332

		1,412,137

Oil, Gas & Consumable Fuels – 0.6%
21,161	Cheniere Energy, Inc.*	938,490

Personal Products – 1.0%
7,687	Estee Lauder Cos., Inc. (The), Class A	1,517,952

Pharmaceuticals – 3.8%
32,927	AstraZeneca PLC ADR (United Kingdom)	1,797,814
28,249	Bristol-Myers Squibb Co.	1,687,030
16,191	Eli Lilly and Co.	2,476,414

		5,961,258

Professional Services – 0.8%
7,287	Verisk Analytics, Inc.	1,258,319

Road & Rail – 2.6%
21,315	CSX Corp.	1,525,728
15,157	Union Pacific Corp.	2,574,568

		4,100,296

Semiconductors & Semiconductor Equipment – 3.3%
6,428	Analog Devices, Inc.	726,042
9,134	NVIDIA Corp.	3,242,753

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
13,270	NXP Semiconductors NV (Netherlands)	$ 1,275,247

		5,244,042

Software – 15.0%
9,310	Adobe, Inc.*	3,599,246
7,608	Atlassian Corp. PLC, Class A*	1,409,762
4,083	HubSpot, Inc.*	816,355
66,425	Microsoft Corp.	12,172,381
10,400	salesforce.com, Inc.*	1,817,816
4,350	ServiceNow, Inc.*	1,687,496
11,953	Workday, Inc., Class A*	2,192,539

		23,695,595

Specialty Retail – 1.6%
14,328	Ross Stores, Inc.	1,389,243
4,880	Ulta Beauty, Inc.*	1,190,769

		2,580,012

Technology Hardware, Storage & Peripherals – 7.4%
36,643	Apple, Inc.	11,650,275

Textiles, Apparel & Luxury Goods – 2.8%
3,714	Lululemon Athletica, Inc.*	1,114,553
28,846	NIKE, Inc., Class B	2,843,639
9,497	PVH Corp.	431,828

		4,390,020

TOTAL COMMON STOCKS (Cost $80,704,619)		$157,270,429

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
404,061	0.151%	$ 404,061
(Cost $404,061)

TOTAL INVESTMENTS – 99.9% (Cost $81,108,680)		$157,674,490

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		192,726

NET ASSETS – 100.0%		$157,867,216

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

May 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 96.3%
Communications Equipment – 2.5%
312,295	Juniper Networks, Inc.	$ 7,576,277
56,379	Motorola Solutions, Inc.	7,629,770

		15,206,047

Electronic Equipment, Instruments & Components – 3.1%
193,055	Amphenol Corp., Class A	18,641,391

Entertainment – 5.9%
171,527	Activision Blizzard, Inc.	12,346,513
18,348	Netflix, Inc.*	7,701,206
137,483	Walt Disney Co. (The)	16,126,756

		36,174,475

Equity Real Estate Investment Trusts (REITs) – 4.5%
63,167	American Tower Corp. REIT	16,307,824
16,197	Equinix, Inc. REIT	11,299,513

		27,607,337

Interactive Media & Services – 12.1%
16,174	Alphabet, Inc., Class A*	23,185,753
17,470	Alphabet, Inc., Class C*	24,963,232
114,775	Facebook, Inc., Class A*	25,834,705

		73,983,690

Internet & Direct Marketing Retail – 9.5%
49,632	Alibaba Group Holding Ltd. ADR (China)*	10,293,181
19,441	Amazon.com, Inc.*	47,482,115

		57,775,296

IT Services – 15.5%
57,200	Accenture PLC, Class A	11,532,664
135,148	Fidelity National Information Services, Inc.	18,762,597
74,208	Fiserv, Inc.*	7,923,188
18,968	Mastercard, Inc., Class A	5,707,282
147,446	PayPal Holdings, Inc.*	22,855,604
143,432	Visa, Inc., Class A	28,003,664

		94,784,999

Life Sciences Tools & Services – 1.5%
26,006	Illumina, Inc.*	9,441,478

Semiconductors & Semiconductor Equipment – 11.7%
76,335	Analog Devices, Inc.	8,622,038
22,519	Lam Research Corp.	6,162,775

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
439,475	Marvell Technology Group Ltd.	$ 14,335,674
25,330	NVIDIA Corp.	8,992,657
107,562	NXP Semiconductors NV (Netherlands)	10,336,708
145,672	Texas Instruments, Inc.	17,297,093
63,629	Xilinx, Inc.	5,850,687

		71,597,632

Software – 25.3%
53,007	Adobe, Inc.*	20,492,506
68,622	Atlassian Corp. PLC, Class A*	12,715,657
45,944	HubSpot, Inc.*	9,186,043
30,918	Intuit, Inc.	8,976,114
296,807	Microsoft Corp.	54,389,883
28,559	Palo Alto Networks, Inc.*	6,719,076
32,528	Paycom Software, Inc.*	9,668,297
25,128	ServiceNow, Inc.*	9,747,905
76,481	Splunk, Inc.*	14,213,229
44,212	Workday, Inc., Class A*	8,109,807

		154,218,517

Technology Hardware, Storage & Peripherals – 4.7%
90,523	Apple, Inc.	28,780,883

TOTAL COMMON STOCKS (Cost $293,222,432)		$588,211,745

Shares	Dividend Rate	Value

Investment Company – 3.6%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
21,886,525	0.151%	$ 21,886,525
(Cost $21,886,525)

TOTAL INVESTMENTS – 99.9% (Cost $315,108,957)		$610,098,270

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		408,626

NET ASSETS – 100.0%		$610,506,896

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Small/Mid Cap Growth Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2020:

BLUE CHIP FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$288,179	$—	$—
North America	9,115,857	—	—
Investment Company	116,015	—	—

Total	$9,520,051	$—	$—

CAPITAL GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$15,923,631	$—	$—
North America	835,239,689	—	—
South America	735,843	—	—
Investment Company	1,760,827	—	—

Total	$853,659,990	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CONCENTRATED GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$7,473,979	$—	$—
North America	150,145,586	—	—
Investment Company	789,183	—	—

Total	$158,408,748	$—	$—

FLEXIBLE CAP FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$316,353	$—	$—
North America	20,547,336	—	—

Total	$20,863,689	$—	$—

GROWTH OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$1,120,254,721	$—	$—
South America	11,326,359	—	—
Investment Company	3,752,104	—	—

Total	$1,135,333,184	$—	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$144,401	$–	$–
North America	10,832,429	–	–
Investment Company	92,910	–	–

Total	$11,069,740	$–	$–

SMALL/MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$42,202,621	$–	$–
North America	1,866,275,498	–	–
Investment Company	46,437,042	–	–
Securities Lending Reinvestment Vehicle	18,661,897	–	–

Total	$1,973,577,058	$–	$–

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC GROWTH FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$4,263,630	$—	$—
North America	153,006,799	—	—
Investment Company	404,061	—	—

Total	$157,674,490	$—	$—

TECHNOLOGY OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$10,293,181	$—	$—
Europe	10,336,708	—	—
North America	567,581,856	—	—
Investment Company	21,886,525	—	—

Total	$610,098,270	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.